SHARE CAPITAL	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SHARE CAPITAL

NOTE 11 – SHARE CAPITAL

The Company is authorized to issue 600,000,000 shares of its $0.001 par value Common Stock and 10,000,000 shares of its $0.001 par value preferred stock.

Common Stock

On April 9, 2021, in connection with a $1,000,000 bridge loan, the Company issued Ronald A. Smith, our COO and chairman, a warrant to purchase 2,000,000 shares of the Company’s Common Stock at an exercise price of $0.10 per share with a five-year term.

On April 9, 2021, the Company entered into two employment agreements with recently appointed officers, whereby it agreed to issue 8,750,000 shares of Common Stock to such officers. In addition, the Company entered into amendments to the current employment agreements with its Chief Executive Officer and President, whereby it agreed to issue 8,000,000 shares of Common Stock.

On April 20, 2021, the Company issued 150,000 shares of Common Stock in return for services rendered.

On April 22, 2021, the Company entered into a settlement agreement with a current debt holder, whereby the Company agreed to repay the $151,688 balance owing on the note owed to such holder with a cash payment of $50,000 and the issuance of 2,000,000 shares of Common Stock, with a stated value of $100,688.

On June 11, 2021, the Company sold 10,000 units at $7 per unit consisting of 10,000 shares of Series B Preferred Stock and 1,000,000 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10 to an accredited investor.

On June 14, 2021, the Company sold 5,000 units at $7 per unit consisting of 5,000 shares of Series B Preferred Stock and 500,000 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10 to an accredited investor.

On June 14, 2021, a holder of various outstanding notes converted outstanding principal and interest to 42,658 units at $7 per unit consisting of 42,658 shares of Series B Preferred Stock and 4,265,800 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10.

On June 15, 2021, a holder of various outstanding notes converted outstanding principal and interest to 57,143 units at $7 per unit consisting of 57,143 shares of Series B Preferred Stock and 5,714,300 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10.

On June 15, 2021, a holder of an outstanding note converted outstanding principal and interest to 75,143 units at $7 per unit consisting of 75,143 shares of Series B Preferred Stock and 7,514,300 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10.

On June 18, 2021, the Company sold 28,572 units at $7 per unit consisting of 28,572 shares of Series B Preferred Stock and 2,857,200 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10 to an accredited investor.

On June 21, 2021, a holder of an outstanding note converted a portion of outstanding principal to 50,000 units at $7 per unit consisting of 50,000 shares of Series B Preferred Stock and 5,000,000 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10.

On June 28, 2021, the Company sold 5,000 units at $7 per unit consisting of 5,000 shares of Series B Preferred Stock and 500,000 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10 to an accredited investor.

On June 29, 2021, a holder of an outstanding note converted outstanding principal and interest to 16,000 units at $7 per unit consisting of 16,000 shares of Series B Preferred Stock and 1,600,000 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10.

On June 29, 2021, a holder of an outstanding note converted outstanding principal and interest to 8,000 units at $7 per unit consisting of 8,000 shares of Series B Preferred Stock and 800,000 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10.

On June 30, 2021, the Company sold 15,000 units at $7 per unit consisting of 15,000 shares of Series B Preferred Stock and 1,500,000 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10 to an accredited investor.

On June 30, 2021, the Company sold 7,143 units at $7 per unit consisting of 7,143 shares of Series B Preferred Stock and 714,300 three-year warrants to purchase 1 share of Common Stock per warrant at $0.10 to an accredited investor.

On June 30, 2021 and December 31, 2020, there were 96,027,242 and 72,807,929 shares of Common Stock issued and outstanding, respectively; and 319,659 and 0 shares of Series B preferred stock issued and outstanding, respectively.

On July 21, 2021, the Company issued 1,220,000 shares of common stock as interest payments on an outstanding note.

On July 22, 2021, the Company issued 1,300,000 shares of common stock as a component of a note payable.

On July 26, 2021, the Company filed a Certificate of Designation and Amendment with the Nevada Secretary of State to increase the number of shares constituting the Series B Convertible Preferred Stock from 250,000 to 350,000.

On July 26, 2021, the Company sold 7,500 units at $7 per unit consisting of 7,500 shares of Series B Preferred Stock and 750,000 three-year warrants to purchase 1 share of common stock per warrant at $0.10 to an accredited investor by subscription agreement.

On July 29, 2021, the Company issued 800,000 shares of common stock as a conversion of Series B Preferred Stock.

On July 30, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 753,242 shares of common stock to Rocco LaVista, our VP of Business Development, for services.

On August 3, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 753,242 shares of common stock to Charles A. Ross, Jr., our CEO, for services.

On August 4, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 753,241 shares of common stock to Doug E. Grau, our President, for services.

On August 12, 2021, the Company issued 310,000 shares of common stock as an interest payment on an outstanding note.

On August 18, 2021, the Company issued 4,265,800 shares of common stock as a conversion of Series B Preferred Stock.

On September 3, 2021, the Company issued 34,489 shares of Common Stock as a component of a note.

On September 8, 2021, the Company issued 310,000 shares of common stock as an interest payment on an outstanding note.

On September 21, 2021, the Company issued 100,000 shares of common stock as a component of a note.

On September 21, 2021, the Company issued 500,000 shares of common stock as a component of a note.

On September 30, 2021, the Company issued 125,000 shares of common stock as a component of a note extension.

On September 30, 2021, the Company issued 300,000 shares of common stock as an interest payment on an outstanding note.

On September 30, 2021, the Company issued 2,759,321 shares of common stock as an interest payment on outstanding notes.

On September 30, 2021 and December 31, 2020, there were 120,508,194 and 72,807,929 shares of common stock issued and outstanding, respectively; and 276,501 and 0 shares of Series B preferred stock issued and outstanding, respectively.

NOTE 11 – SHARE CAPITAL

The Company is authorized to issue 100,000,000 shares of its $0.001 par value Common Stock and 1,000,000 shares of its $0.001 par value preferred stock.

Common Stock

On December 15, 2014, the Company issued to its founder, then an officer and director of the Company, 6,000,000 shares of its $0.001 par value Common Stock at a price of $0.001 per share for services provided upon organization. The services were valued at $6,000.

On January 15, 2015, the Company issued to its founder 3,000,000 shares of its $0.001 par value Common Stock at a price of $0.008 per share for certain intangible assets and tangible assets (see Note 3 - Intangible Assets). Mr. David Estus, then our sole officer and director, incurred more than $50,000 in developing or acquiring the intangible and tangible assets for which the Company valued at $24,000.

The Company filed a registration statement on Form S-1 which was declared effective by the U.S. Securities and Exchange Commission on October 14, 2015. The Form S-1 allowed the Company to solicit investors for investment in a direct public offering of $60,000. Twenty-six (26) investors invested at a price of $0.01 per share for the entire offering which closed on December 11, 2015.

The Company issued 17,421,000 shares of its Common Stock and issued warrants to purchase 500,000 shares of Common Stock to shareholders of American Rebel, Inc. and cancelled 9,000,000 shares of Common Stock owned by American Rebel, Inc. to complete the acquisition of American Rebel, Inc. which was accounted for as a reverse merger.

During June 2017, prior to the merger, American Rebel, Inc issued 2,800,000 shares of Common Stock as compensation and recorded an expense based on fair market value of $0.50 per share for a total expense of $1,400,000. On June 19, 2017, in connection with the merger and acquisition of the subsidiary, the Company exchanged 17,421,000 shares of Common Stock with stockholders of American Rebel, Inc. and cancelled 9,000,000 shares of Common Stock held by American Rebel, Inc. American Rebel, Inc. became a wholly owned subsidiary of the Company upon completion of the exchange.

On July 6, 2017, the Company’s wholly-owned operating subsidiary completed the sale of a secured promissory note in the principal amount of $250,000 with an interest rate of 12% per annum to a private investor, and current stockholder. The note is secured by a pledge of all of the Company’s current inventory and the Chief Executive Officer’s personal guaranty. This working capital note requires payments equal to 75% of current sales and matures in 180 days. In connection with this note, the Company issued 250,000 shares of its Common Stock to the noteholder.

On August 6, 2017, the Company’s wholly-owned subsidiary completed an agreement to acquire a right to a trade show booth location early in 2018. In connection with this acquisition, the Company issued 100,000 shares of its Common Stock to the seller.

In January 2018, the Company’s wholly owned subsidiary completed an agreement to acquire professional services during 2018 in exchange for 500,000 shares of the Company’s Common Stock. The Common Stock is to be issued in three stages, 166,667 shares in January 2018, 166,667 shares in May 2018 and the remainder in September 2018. The shares were valued at $.50 per share consistent with valuation of other share issues.

In January 2018, the Company issued 300,000 shares of Common Stock to settle a liability for professional services billed in the amount of $180,000.

In January 2019, the Company issued a 30-day warrant to purchase 250,000 shares of its Common Stock at a price of $0.01 per share to pay consulting fees. Total fair value of $160,000 was recorded as an expense of $160,000 at June 30, 2019. The warrants were exercised and 250,000 shares of Common Stock were issued.

In January 2019, the Company’s wholly-owned operating subsidiary completed the sale of a secured promissory note in the principal amount of $300,000 with an interest rate of 16.66% per annum to a private investor. The note is secured by a pledge of all of the Company’s current inventory and the Chief Executive Officer’s personal guaranty. This working capital note matures in 120 days. In connection with this note, the Company issued 100,000 shares of its Common Stock to the note holder.

In September 2019, the Company issued 1,400,000 shares of its Common Stock in conjunction with notes payable and recorded loan discount of $812,000 based on fair market value of $0.30 and $0.95 per share. Of the loan discount recorded, the amount that had been amortized to interest expense at September 30, 2019 was $228,460.

In September 2019, the Company issued 9,700,000 shares of its Common Stock to pay professional and consulting fees and recorded an expense based on fair market value of $0.30 and $0.95 per share for a total expense of $3,432,000, and recorded prepaid expense of $675,750.

In November 2019, the Company issued 150,000 shares of its Common Stock in conjunction with notes payable and recorded loan discount of $86,000 based on fair market value of $0.30 and $0.22 per share. Of the loan discount recorded, the amount that had been amortized to interest expense on December 31, 2019 was $25,744.

In December 2019, the Company issued 1,500,000 shares of its Common Stock to pay professional and consulting fees and recorded an expense based on fair market value of $0.22 per share for a total expense of $330,000.

During the year ended December 31, 2020, the Company issued 17,275,871 shares of its Common Stock and issued five year warrants to sell 2,500,000 shares of Common Stock in connection with issue of short-term loans. The fair value of these share incentives was calculated to be $1,881,761 which was recorded as a discount to the notes payable and amortized to interest expense over the term of those loan agreements. Interest expense recorded as a result of amortization of discount for the year ended December 31, 2020 is $1,411,203.

During the year ended December 31, 2020, the Company issued 9,700,000 shares of its Common Stock and completed the conversion of short-term notes with a face value of $1,080,000 and accrued interest. The fair value of these shares was calculated to be $1,651,900, resulting in a Loss on Extinguishment of Debt of $916,242.

During the year ended December 31, 2020, the Company issued 2,700,000 shares of its Common Stock to pay professional and consulting fees. Total fair value of $375,000 was recorded as an expense.

On December 31, 2020 and December 31, 2019, there were 72,808,058 and 43,062,058 shares of Common Stock issued and outstanding, respectively.